PROSPECTUS SUPPLEMENT

      ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT B

  SUPPLEMENT DATED AUGUST 19, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

Effective September 23, 2005, and pursuant to applicable regulatory approvals, ING USA Annuity and Life Insurance Company (the "Company") and ING USA Separate Account B (the "Separate Account") will replace the following funds in which a sub-account of the Separate Account invests (the "Replaced Funds") with the following other funds (the "Substitute Funds"), as follows:


--------------------------------------------------------------- ---------------------------------------------------------------
                        REPLACED FUND                                                  SUBSTITUTE FUND
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (Series II)               ING Mercury Large Cap Growth Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Financial Services Fund (Series I)                     ING VP Financial Services Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Health Sciences Fund (Series I)                        ING Evergreen Health Sciences Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Utilities Fund (Series I)                              ING MFS Utilities Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Jennison Portfolio (Class II)                                   ING Mercury Large Cap Growth Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                           ING Pioneer Fund Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio (Class II)                  ING Pioneer Mid Cap Value Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
SP William Blair International Growth Portfolio                 ING Marsico International Opportunities Portfolio (Class S)
(Class II)
--------------------------------------------------------------- ---------------------------------------------------------------


IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o After September 23, 2005, the effective date of the substitutions, the sub-account which invests in a Replaced Fund will no longer be available through your variable annuity contract.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions, all amounts you have allocated to the sub-account which invests in a Replaced Fund will automatically be reallocated to the sub-account which invests in a corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitution, and your contract value immediately before the substitutions will equal your contract value immediately after the substitution.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described in your variable annuity prospectus and in the Substitute Fund's prospectus.

o The investment objective and policy of each Substitute Fund is substantially the same as, similar to or consistent with the investment objective and policy of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described in your variable annuity prospectus and in the Substitute Fund's prospectus.

Golden Select -  137079          Page 1 of 2                         August 2005

SUBSTITUTE FUND FEES AND EXPENSES. The investment advisory fees and other expenses charged annually by each of the Substitute Funds are shown in your variable annuity prospectus and the prospectuses for the Substitute Funds. Please see the prospectuses for the Substitute Funds for more information concerning these fees and expenses.

Not all of the Replaced Funds may be available through your variable annuity contract. Please refer to your variable annuity prospectus for the list of Replaced Funds available to you.

SUBSTITUTE FUND INVESTMENT ADVISER/SUB-ADVISER AND INVESTMENT OBJECTIVES. The investment adviser/subadviser and investment objectives of the Substitute Funds are shown in your variable annuity prospectus and the prospectuses for the Substitute Funds. Please see the prospectuses for the Substitute Funds for more information concerning investment adviser/subadviser and investment objectives.

Golden Select -  137079          Page 2 of 2                         August 2005